Derivative Liabilities - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Liabilities - Related Parties
Note 7 - Derivative Liabilities - Related Parties

In June 2008, the FASB finalized a new sub-section of ASC 815, “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock”. Under this new sub-section, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has determined that embedded conversion options of various notes payable which do not have fixed settlement provisions and accordingly are not indexed to its own stock, are deemed to be derivative liabilities. The embedded conversion options of the various notes issued by the Company do not have fixed settlement provisions as the conversion and exercise prices are not fixed and determinable on the date of issuance. In accordance with ASC Topic 718, “Stock Compensation” (“ASC 718”), the conversion options of the notes were bifurcated from their respective host contracts and recognized as derivative liabilities. The warrants issued in connection with the notes payable were not deemed to be derivative liabilities because they have a fixed settlement provision. The fair values of these derivative liabilities are re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The fair values of the embedded conversion options, which are associated with notes payable issued to related parties, were measured using the binomial lattice options pricing model with the following assumptions:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010

Note payable (Group 1)
Risk free rate	0.10%	0.16% - 0.19%	0.10% - 0.17%	0.16% - 0.22%
Expected volatility	65%	65%	65% - 70%	65% - 80%
Expected life (in years)	0.13	0.22 - 0.63	0.13 - 0.38	0.22 - 0.48
Expected dividend yield	0%	0%	0%	0%

Note payable (Group 2)
Risk free rate	0.10%	0.19%	0.10% - 0.17%	0.19% - 0.33%
Expected volatility	65%	70%	65% - 70%	65% - 80%
Expected life (in years)	0.13	0.33 - 0.39	0.13 - 0.38	0.33 - 0.89
Expected dividend yield	0%	0%	0%	0%

Note payable (Group 3)
Risk free rate	0.10%	0.19%	0.10% - 0.17%	0.19% - 0.32%
Expected volatility	65%	70%	65% - 70%	65% - 70%
Expected life (in years)	0.13	0.70	0.13 - 0.38	0.70 - 0.95
Expected dividend yield	0%	0%	0%	0%

Note payable (Group 4)
Risk free rate	0.10%	0.19%	0.10% - 0.17%	0.19% - 0.32%
Expected volatility	65%	70%	65% - 70%	65% - 70%
Expected life (in years)	0.13	0.70	0.13 - 0.38	0.70 - 0.95
Expected dividend yield	0%	0%	0%	0%

The risk-free interest rate was based on the rates of treasury securities with the same terms as the terms of the instruments. The Company based expected volatility on the historical volatility for ten comparable publicly traded company’s common stock. The expected life of the notes was based on the maturity of the notes. The expected dividend yield of zero was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes and the related accrued interest converted into an aggregate of 19,533,586 shares of the Company’s common stock. At September 21, 2011 and December 31, 2010, the derivative liability associated with the embedded conversion options of notes issued to related parties was revalued at $1,133,186 and $1,645,852, respectively. On September 21, 2011, the derivative liability balance of $1,133,186 was reclassified to equity. The gain (loss) on change in fair value of derivative liabilities, included in other income in the accompanying statements of operations was $165,063 and $542,283 for the three and nine months ended September 30, 2011, respectively, and $(107,729) and $714,893 for the three and nine months ended September 30, 2010, respectively.

Note 11 – Derivative Liabilities – Related Parties

In June 2008, the FASB finalized a new sub-section of ASC 815, titled “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock.” Under this new sub-section, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has determined that certain embedded conversion options of various bonds and notes payable which do not have fixed settlement provisions and, accordingly are not indexed to its own stock, are deemed to be derivative liabilities.  The embedded conversion options of the various bonds and notes issued by the Company do not have fixed settlement provisions as the conversion and exercise prices of such instruments may be lowered if the Company issues securities at a price less than the conversion price in the future.  The Company was required to include the reset provisions in order to protect the note holders from the potential dilution associated with future financings.  In accordance with this standard, the conversion option of these bonds and notes was separated from their respective host contracts and recognized as embedded derivative liabilities. The warrants issued in connection with the bonds and notes payable were not considered derivative liabilities because they have a fixed settlement provision. The conversion feature of the bonds and notes has been re-characterized as derivative liabilities. The fair values of these liabilities are re-measured at the end of every reporting period with the change in value reported in the statement of operations.

On the date of issuance, the Company measured the fair value of the embedded conversion option of the various series of the bonds using the binomial lattice option pricing model with the following assumptions:

	Risk Free interest rate	Expected volatility	Expected life (in years)	Expected dividend yield	Fair value on date of issuance
Bonds Series A	3.37%	105%	5	0%	$55,800
Bonds Series A-2	3.46%	105%	5	0%	61,937
Bonds Series A-3	3.86%	105%	5	0%	34,979
Bonds Series B	3.71%	100%	5	0%	88,316
Bonds Series B-2	3.85%	95%	5	0%	91,747
Bonds Series B-2s	3.85%	95%	5	0%	50,611
Bonds Series B-3	4.99%	75%	5	0%	77,964
Bonds Series B-3 SM	4.99%	70%	5	0%	19,254

Because there was a scheduled forced conversion of the bonds in June 2009, if the converted value of the bonds was less than the face value of the bonds, it was assumed that the conversion option had no value as of December 31, 2008 and in June 2009. Accordingly the change in fair value of the embedded conversion option of bonds from the date of issuance was recorded as gain on change in fair value of derivative liabilities on December 31, 2008 and reduced the derivative liabilities to zero. The related debt discount of $424,808 was amortized from the date of issuance of the bonds through the date of its conversion.

The fair value of the embedded conversion options of various notes payable were measured using the binomial lattice options pricing model using the following assumptions:

	December 31, 2010	December 31, 2009	Date of Issuance
Notes payable (Group 1)
Risk free rate	.19%	.47%	.71%
Expected volatility	65%	95%	100%
Expected life (in years)	.63	1.18	1.45
Expected dividend yield	0	0	0
Fair value	$850,863	$1,328,784	$1,457,384

Notes payable (Group 2)
Risk free rate	.19%		.30% -.37%
Expected volatility	65%		80% - 90%
Expected life (in years)	.63		1
Expected dividend yield	0		0
Fair value	$300,955		$409,487

Notes payable (Group 3)
Risk free rate	.19%		.33% - .34%
Expected volatility	65%		65%
Expected life (in years)	.63		1
Expected dividend yield	0		0
Fair value	$494,034		$695,014

Total fair value	$1,645,852	$1,328,784	$2,561,885

The risk-free interest rate was based on the rates of treasury securities with the same terms as the expected terms of the instruments.  The Company based expected volatility on the historical volatility for ten comparable publicly traded company’s common stock.  The expected life of the notes was based on the maturity of the notes.  The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

On the date of issuance, the derivative liabilities associated with the embedded conversion options was $2,561,885 in the aggregate. At December 31, 2010 and 2009, the derivative liability associated with the conversion option of the notes was revalued at $1,645,852 (which includes the impact on the valuation of extending the notes and related conversion option to August 15, 2011) and $1,328,784, respectively. The change in fair value for the years ended December 31, 2010 and 2009 of $787,433 and $128,600, respectively, is included as gain on change in fair value of derivative liabilities in the accompanying statements of operations for the years ended December 31, 2010 and 2009.